Goodwill and Intangible Assets Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 38.6
2017	28.3
2018	26.8
2019	26.8
2020	26.7
Amortization of Intangible Assets	$ 29.9	$ 44.6	$ 48.0